Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund
TOUCHSTONE INTERNATIONAL SMALL CAP FUND SUMMARY
The Fund's Investment Goal
The Fund seeks to provide investors with capital appreciation.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 51 and in the section entitled
"Choosing a Share Class" in the Fund's Statement of Additional Information on
page 65.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone International Small Cap Fund (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone International Small Cap Fund		Class A	Class C	Class Y	Institutional
Management Fees		0.95%	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses	[1]	18.17%	0.63%	0.79%	1.10%
Acquired Fund Fees and Expenses	[2]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		19.39%	2.60%	1.76%	2.07%
Fee Waiver and/or Expense Reimbursement	[3]	(17.82%)	(0.28%)	(0.44%)	(1.00%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	1.57%	2.32%	1.32%	1.07%
[1]	"Other expenses" for Class C shares have been restated to reflect estimated amounts for the current fiscal year.
[2]	The total annual operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated June 30, 2012 because the Annual Report does not include Acquired Fund Fees and Expenses.
[3]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.55%, 2.30%, 1.30% and 1.05% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Touchstone International Small Cap Fund (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, with Redemption, 1 Year	726	335	134	109
Expense Example, with Redemption, 3 Years	3,981	782	511	552
Expense Example, with Redemption, 5 Years	6,368	1,355	913	1,021
Expense Example, with Redemption, 10 Years	9,905	2,914	2,037	2,320

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone International Small Cap Fund Class C	235	782	1,355	2,914

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the three months ended June 30, 2012, the portfolio turnover rate of the Fund was 21% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund normally invests at least 80% of its assets in equity securities of
non-U.S. small cap companies, including companies located in countries with emerging markets. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of this Fund, small cap companies are those companies with market capitalizations at the time of investment similar to the market capitalizations of companies in the S&P Developed ex-U.S. SmallCap Index (between approximately $23 million and
$13.6 billion as of its most recent reconstitution on June 30, 2012). The size of the companies in the S&P Developed ex-U.S. SmallCap Index will change with market conditions. For purposes of this Fund, non-U.S. companies are companies that meet all of the following criteria:

o They are organized under the laws of a foreign country.

o They maintain their principal place of business in a foreign country.

o The principal trading market for their securities is located in a foreign country.

o They derive at least 50% of their revenues or profits from operations in foreign countries.

o They have at least 50% of their assets located in foreign countries.

Equity securities include common and preferred stocks and American Depositary
Receipts ("ADRs").

The Fund's sub-advisor, Copper Rock Capital Partners LLC ("Copper Rock"), applies a blend of fundamental and quantitative analyses to generate the initial investment ideas. Copper Rock's investment process seeks to add value through bottom-up stock selection and in-depth fundamental research. When identifying potential investments,
Copper Rock will typically examine a company's financial condition, management team, business prospects, competitive position and overall business strategy. Copper Rock looks for companies it believes have strong management, superior earnings growth prospects and attractive relative valuations. Copper Rock typically sells or reduces a position when the target price for a stock is attained, there is a change in the company's management team or business objectives, or when there is deterioration in a company's fundamentals. Copper Rock seeks to construct a portfolio that is diversified across sectors and industries.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

ADR Risk: The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may generate more taxable short-term gains for shareholders.

Small Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole.
Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.
The Fund's Performance	[1],[2]
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the S&P
Developed ex-U.S. SmallCap Index. The bar chart does not reflect any sales charges, which would reduce your return. Effective May 23, 2011, the Fund's investment strategy changed from a domestic small cap strategy to an international small cap strategy. For more information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional Information. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
1.800.543.0407.
Touchstone International Small Cap Fund -- Class Y shares Total Return as of December 31

Best Quarter: Worst Quarter: Second Quarter 2003 +25.57% Fourth Quarter 2008 -22.50% The year-to-date return for the Fund's Class Y shares as of September 30, 2012 is 15.72%.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. After-tax returns are only shown for
Class Y shares and after-tax returns for other Classes will vary.

Class Y shares began operations on December 31, 1996, Class A shares began operations on July 31, 2003 and Institutional shares began operations on
December 20, 2006. Class A shares and Institutional shares performance was calculated using the historical performance of Class Y shares for the periods prior to July 31, 2003 and December 20, 2006, respectively. The Class A shares performance for this period has been restated to reflect the impact of Class A shares fees and expenses.
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns Touchstone International Small Cap Fund	Label	1 Year	5 Years	10 Years
Class A	Class A Return Before Taxes	(12.82%)	(2.02%)	1.38%
Class Y	Class Y Return Before Taxes	(7.35%)	(0.64%)	2.23%
Class Y After Taxes on Distributions	Class Y Return After Taxes on Distributions	(8.02%)	(1.90%)	1.16%
Class Y After Taxes on Distributions and Sales	Class Y Return After Taxes on Distributions and Sale of Fund Shares	(4.78%)	(1.09%)	1.62%
Institutional	Institutional Return Before Taxes	(7.02%)	(0.45%)	2.33%
S&P Developed ex-U.S. SmallCap Index	S&P Developed ex-U.S. SmallCap Index (reflects no deduction for fees, expenses or taxes)	(14.49%)	(3.21%)	9.43%

[1]	Class C shares commenced operations on April 16, 2012. Class C shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.
[2]	Before the Fund commenced operations, all of the assets and liabilities of the Old Mutual International Small Cap Fund (the "Predecessor Fund") were transferred to the Fund in a tax-free reorganization (the "Reorganization"). The Reorganization occurred on April 16, 2012. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization. For more information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional Information.